Equity (Details 1) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Dec. 22, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [line items]
Refund of cash contributions (Note 24b)				$ (28,893)
Contributions in shares		$ 1,506,867
Free Distributable Reserves
Disclosure of reserves within equity [line items]
Conversion (Note 1)				(1,499,980)
Cash contributions			$ 0	6,600	$ 20,494
Refund of cash contributions (Note 24b)				(28,893)
Contributions in shares	[1]		0	0	1,506,867
Contributions by assignment	[2]		0	0	49,960
Total distributable reserves			$ 0	$ (1,522,273)	$ 1,577,321

[1]	This corresponds to the fair value of the contribution of the shares of AIA, measured in accordance with Luxembourg laws and regulations.
[2]	This corresponds to the contribution of accounts receivable from related parties made by the Company's shareholder.